Mining restoration provisions (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Provisions [Abstract]
Disclosure of other provisions
The following table shows the movement in the provision for mine restoration provisions:

	2017	2016
	$	$

Balance, beginning of year	81,162	64,022
Reclamation spending	(320)	(153)
Accretion expense	1,855	1,144
Change in obligation	15,749	16,149
Balance, end of year	98,446	81,162
Less: current portion	(1,819)	—
	96,627	81,162